Loss Before Income Tax (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2022	2021	2020
Revenue
Commercialization revenue		9,039	7,434	6,614
Milestone revenue		1,172	—	25,000
Interest revenue		3	22	542
Total Revenue		10,214	7,456	32,156

Clinical trial and research & development		(10,483)	(18,569)	(24,565)
Manufacturing production & development		(28,884)	(31,590)	(23,944)

Employee benefits
Salaries and employee benefits		(18,997)	(26,804)	(25,100)
Defined contribution superannuation expenses		(402)	(379)	(327)
Equity settled share-based payment transactions(1)		(5,536)	(12,510)	(7,522)
Total Employee benefits		(24,935)	(39,693)	(32,949)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(1,144)	(1,016)	(585)
Right of use asset depreciation		(1,717)	(1,691)	(1,508)
Intellectual property amortization		(1,519)	(1,557)	(1,574)
Total Depreciation and amortization of non-current assets		(4,380)	(4,264)	(3,667)

Other Management & administration expenses
Overheads & administration		(10,157)	(7,757)	(8,276)
Consultancy		(3,751)	(5,386)	(5,168)
Legal, patent and other professional fees		(5,571)	(6,950)	(5,854)
Intellectual property expenses (excluding the amount amortized above)		(2,621)	(2,389)	(2,683)
Total Other Management & administration expenses		(22,100)	(22,482)	(21,981)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	913	18,687	1,380
Total Fair value remeasurement of contingent consideration		913	18,687	1,380

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(g)(vi)	5,896	—	—
Total Fair value remeasurement of warrant liability		5,896	—	—

Other operating income and expenses
Government grant revenue		—	68	78
Foreign exchange gains/(losses)		(536)	1,471	246
Foreign withholding tax paid		(3)	—	—
Total Other operating income and expenses		(539)	1,539	324

Finance (costs)/gains
Remeasurement of borrowing arrangements		(382)	5,225	607
Interest expense		(16,906)	(15,939)	(14,716)
Total Finance costs		(17,288)	(10,714)	(14,109)

Total loss before income tax		(91,586)	(99,630)	(87,355)

(1)	Share-based payment transactions

For the years ended June 30, 2022, 2021 and 2020, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2022	2021	2020
Research and development	3,547,182	7,782,330	3,194,695
Manufacturing and commercialization	378,096	547,998	434,403
Management and administration	1,610,567	4,179,416	3,892,647
Equity settled share-based payment transactions	5,535,845	12,509,744	7,521,745